Post-employment benefits for associates (Details 4) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 22,179	$ 23,210	$ 23,614
Plan assets, at fair value	18,838	20,275	19,225
Funded status	(3,341)	(2,935)
Pension plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,140	1,227
Pension plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	7,887	8,069
Pension plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	2,662	2,904
Pension plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	11,630	12,237
Pension plans | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	14,263	14,606
Plan assets, at fair value	13,470	14,445
Funded status	(793)	(161)
Pension plans | Switzerland | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	5,618	5,627
Pension plans | Switzerland | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	8,645	8,979
Pension plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	3,348	3,788
Plan assets, at fair value	2,160	2,400
Funded status	(1,188)	(1,388)
Pension plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	649	728
Pension plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	653	796
Pension plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,131	1,258
Pension plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,564	1,734
Pension plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	4,568	4,816
Plan assets, at fair value	3,208	3,430
Funded status	(1,360)	(1,386)
Pension plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	491	499
Pension plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,616	1,646
Pension plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,531	1,646
Pension plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,421	1,524
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,073	1,115	1,158
Plan assets, at fair value	119	162	$ 153
Funded status	(954)	(953)
Other post-employment benefit plans | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	954	953
Other post-employment benefit plans | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	295	336
Other post-employment benefit plans | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	18	20
Other post-employment benefit plans | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	760	759
Other post-employment benefit plans | US
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	1,001	1,036
Plan assets, at fair value	119	162
Funded status	(882)	(874)
Other post-employment benefit plans | US | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	882	874
Other post-employment benefit plans | US | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	270	310
Other post-employment benefit plans | US | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	18	20
Other post-employment benefit plans | US | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	713	706
Other post-employment benefit plans | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	72	79
Plan assets, at fair value	0	0
Funded status	(72)	(79)
Other post-employment benefit plans | Rest of the world | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	72	79
Other post-employment benefit plans | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	25	26
Other post-employment benefit plans | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Other post-employment benefit plans | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ 47	$ 53